Public Offering	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021
PUBLIC OFFERING
Public Offering

Note 3 — Public Offering

Pursuant to the Proposed Public Offering, the Company will offer for sale 7,500,000 Shares (or 8,625,000 Shares if the underwriters’ over-allotment option is exercised in full), at a purchase price of $10.00 per Share.

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 8,009,041 Public Shares, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 509,041 Public Shares, at a purchase price of $10.00 per Public Share.